Management Compensation Plans (Schedule of Summary of Changes in Performance-based RSUs Outstanding) (Details) (Performance Restricted Stock Units (PRSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Performance Restricted Stock Units (PRSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
As of beginning of period, number of units	1,069,000
Granted, number of units	67,000
Vested, number of units	(316,000)
Cancelled, number of units	(171,000)
Forfeited, number of units	(220,000)
As of end of period, number of units	429,000
As of beginning of period, weighted-average fair value	$ 37.30
Granted, weighted-average fair value	$ 45.13
Vested, weighted-average fair value	$ 39.14
Cancelled, weighted-average fair value	$ 23.97
Forfeited, weighted-average fair value	$ 44.04
As of end of period, weighted-average fair value	$ 42.22